Unaudited Condensed Consolidated Statement of Owners' Equity (USD $) In Thousands	Noncontrolling Interest [Member] TIR Entities [Member]	Noncontrolling Interest [Member]	Accumulated Other Comprehensive Loss [Member] TIR Entities [Member]	Accumulated Other Comprehensive Loss [Member]	Owners' Equity [Member] TIR Entities [Member]	Owners' Equity [Member]	Common Units [Member]	Subordinated Units [Member]	TIR Entities [Member] General Partner [Member]	General Partner [Member]	Total
Balance at Dec. 31, 2014		$ 26,573				$ 100,428	$ 6,285	$ 66,096		$ 1,999
Net income		202				858	328	328
Balance at Jan. 31, 2015
Balance at Dec. 31, 2014		26,573		(525)		100,428	6,285	66,096		1,999	100,428
Net income											2,826
Foreign currency translation adjustment		(457)		(428)		(885)					(885)
Acquisition of 49.9% interest in the TIR Entities (Note 4)	(23,878)		(981)		(52,588)				(27,729)
Distributions to partners						(4,806)	(2,403)	(2,403)			4,806
Distributions to non-controlling interests		(1,421)				(1,421)
Equity-based compensation						211	171	40
Balance at Mar. 31, 2015		984		(1,934)		43,765	5,383	65,062		(25,730)	43,765
Balance at Jan. 31, 2015
Net income		(35)				1,968	1,002	1,001
Balance at Mar. 31, 2015		$ 984				$ 43,765	$ 5,383	$ 65,062		$ (25,730)